BOND PAYABLE	12 Months Ended
Dec. 31, 2015
BOND PAYABLE [Abstract]
BOND PAYABLE

NOTE 14 – BOND PAYABLE

	Interest rate	December 31,
		2015			2014
		Level 1	Level 2	Level 3	Level 1	Level 2	Level 3

Due September 4, 2016	10.75%	-	15,273,177	-	-	-	15,972,837

Total bond payable		$-	15,273,177	-	$-	-	15,972,837

On September 4, 2014, the Company issued Corporate Bond to borrow RMB 100,000,000 from Guo Yuan Securities Co. Ltd. The maturity date is September 4, 2016 and the interest rate was 10.75%, no principal payments are required prior to maturity. Interest expense, included in the financial expenses in the statement of operations, was $2,172,228, $610,571 and nil for the years ended December 31, 2015, 2014 and 2013, respectively.